Condensed Consolidated Statements of Members' Equity (unaudited) (Q3) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Jun. 10, 2020	Dec. 31, 2019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ordinary units, par value (in dollars per share)	$ 0.00001	$ 0.00001		$ 0.00001
Preferred units, par value (in dollars per share)	0.00001	0.00001		0.00001
Ordinary Units [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ordinary units, par value (in dollars per share)					$ 0.00001	$ 0.00001
Ordinary Units [Member] | Series X Ordinary Units (Par value $0.00001) [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ordinary units, par value (in dollars per share)	0.00001		$ 0.00001
Preferred Units [Member] | Series Y Preferred Stock (Par value $0.00001) [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred units, par value (in dollars per share)	$ 0.00001	0.00001	$ 0.00001	0.00001
Preferred Units [Member] | Series X Ordinary Units (Par value $0.00001) [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred units, par value (in dollars per share)		$ 0.00001		$ 0.00001